PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 88.7%
Asset-Backed Securities 9.9%
Automobiles 5.3%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	3,031	$3,047,107
Series 2019-02, Class A3	2.230	01/16/24	3,000	3,035,493
Ally Master Owner Trust,
Series 2018-02, Class A	3.290	05/15/23	9,100	9,108,190
Series 2018-04, Class A	3.300	07/17/23	10,000	10,065,132

Bank of The West Auto Trust, Series 2017-01, Class A3, 144A	2.110	01/15/23	84	83,723
BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	5,005,679
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	109	108,946
Series 2018-01, Class A3	2.480	11/15/22	500	501,689
Series 2018-02, Class A3	2.980	01/17/23	1,384	1,393,416
Series 2018-03, Class A3	3.130	06/15/23	4,075	4,125,501
Series 2018-04, Class A3	3.360	09/15/23	5,967	6,073,040
Series 2019-02, Class A3	2.680	03/15/24	3,100	3,153,683
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,405,505

Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	1,833	1,859,103
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A	0.500	12/15/22	2,033	2,035,100
Series 2020-B, Class A2B, 1 Month LIBOR + 0.260%	0.375(c)	12/15/22	2,033	2,034,428

Ford Credit Auto Owner Trust, Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,686,970
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A	2.840	03/15/24	8,400	8,589,896
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,900,605
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	1,505	1,520,129
Series 2018-04, Class A3	3.210	10/16/23	2,805	2,843,830
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,260,175
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,743,456
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010	05/18/22	723	726,333
Series 2019-02, Class A3	2.520	06/21/23	1,654	1,676,973

Hyundai Auto Lease Securitization Trust, Series 2020-B, Class A2, 144A	0.360	01/17/23	2,438	2,439,164

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Hyundai Floorplan Master Owner Trust, Series 2019-01, Class A, 144A	2.680%	04/15/24	4,900	$5,008,727
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	1,217	1,226,487
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	1,797	1,816,501
Santander Retail Auto Lease Trust,
Series 2019-C, Class A2A, 144A	1.890	09/20/22	6,013	6,035,626
Series 2020-B, Class A2, 144A	0.420	11/20/23	10,197	10,209,356

Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	2,421	2,446,039
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	4,068	4,120,399
Series 2018-D, Class A3	3.330	04/15/24	5,296	5,386,896
Series 2019-A, Class A3	3.040	05/15/24	1,225	1,246,342

World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A	2.050	07/15/22	2,768	2,775,444
				144,695,083
Credit Cards 3.4%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060	02/15/24	7,700	7,746,413
Series 2018-08, Class A	3.180	04/15/24	7,700	7,786,946
Series 2019-01, Class A	2.870	10/15/24	15,000	15,349,666
Series 2019-02, Class A	2.670	11/15/24	6,900	7,065,356
Series 2019-03, Class A	2.000	04/15/25	14,800	15,155,398
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,527,525
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,932,364
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,445,108
Series 2018-A05, Class A5	3.320	03/15/24	10,100	10,217,442
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,019,994
				93,246,212

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.9%
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.806%(c)	01/25/35	914	$905,281
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)	2.656(c)	11/25/33	11	16,240
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.846(c)	12/25/33	196	193,814
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.806(c)	09/25/33	6,308	6,346,322
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.066(c)	05/25/34	2	1,812
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184(cc)	03/25/33	218	221,837
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.786(c)	04/25/33	645	610,103
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	03/25/34	448	446,085

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.786(c)	11/25/33	193	189,572
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	1.336(c)	06/25/43	323	327,511
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	11/25/33	1,115	1,101,663
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	12/25/32	38	38,431
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.456(c)	02/25/33	380	383,502
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.426(c)	08/25/33	748	755,049

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.396%(c)	08/25/33	664	$664,652
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.186(c)	04/25/34	260	260,583

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.806(c)	09/25/34	140	135,815
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.906(c)	08/25/35	46	43,261
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.306(c)	08/25/35	246	245,768
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.606(c)	11/25/32	145	144,999
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.381(c)	04/25/33	1,011	1,011,400
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	3.556(c)	04/25/33	86	87,297
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	09/25/33	784	785,270
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	2.731(c)	09/25/33	13	13,181
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	10/25/33	129	128,619
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	08/25/34	2,453	2,435,149

New Century Home Equity Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	0.991(c)	05/25/34	2,773	2,752,279
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	0.966(c)	06/25/33	248	233,350

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.626%(cc)	06/25/34	4,558	$4,664,280
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	12/25/33	32	32,228
				25,175,353
Residential Mortgage-Backed Securities 0.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	0.976(c)	07/25/34	303	303,306
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.906(c)	07/25/32	75	74,854
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.606(c)	05/25/32	317	313,674
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)	0.766(c)	11/25/32	264	262,498
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.156(c)	07/25/33	133	133,597
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.856(c)	03/25/34	141	140,370

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	11/25/33	526	520,813
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	50	50,940
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.826(c)	08/25/34	165	164,244
GSAMP Trust, Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 2.775%)	2.891(c)	03/20/33	8	9,443
HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.606(c)	03/25/36	1,361	1,354,264

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.231%(c)	07/25/33	736	$737,729
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.126(c)	08/25/33	304	302,376
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.901(c)	06/25/34	1,756	1,733,304
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.961(c)	07/25/34	2,313	2,288,473
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/34	211	214,000
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.756(c)	10/25/34	662	663,181

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.006(c)	05/25/34	404	399,461
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.786(c)	01/25/33	95	94,152
				9,760,679

Total Asset-Backed Securities (cost $265,372,245)				272,877,327
Certificates of Deposit 2.3%
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.110%	0.304(c)	01/03/22	7,000	7,001,668
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.480%	0.664(c)	09/13/21	10,000	10,013,222
Nordea Bank Abp, 3 Month LIBOR + 0.200%	0.394(c)	02/14/22	20,000	20,009,659
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	0.538(c)	07/12/21	5,000	5,002,111
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	0.389(c)	02/18/22	20,000	20,015,834

Total Certificates of Deposit (cost $61,997,076)				62,042,494

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 15.6%
BANK, Series 2017-BNK05, Class A1	1.909%	06/15/60	397	$397,887
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.837(c)	03/15/37	37,270	37,176,206
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	2,160	2,265,851
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,906,773
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.786(c)	03/15/37	35,000	35,037,646
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.915(c)	12/15/36	5,988	5,989,670

BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.203(c)	09/15/37	9,369	9,122,847
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.185(c)	12/15/37	9,500	9,511,779
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	13,536	14,383,986
Series 2016-P04, Class A2	2.450	07/10/49	19,939	20,015,105
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	82	81,863
Series 2014-UBS05, Class A2	3.031	09/10/47	641	640,570
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.115(c)	09/15/33	11,508	11,450,233

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.095(c)	05/15/36	35,000	35,074,084
Deutsche Bank Commercial Mortgage Trust, Series 2016-C03, Class A1	1.502	08/10/49	111	111,037
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.814(c)	11/21/35	5,415	5,417,775
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861	03/10/51	398	398,496
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.210(c)	10/15/31	21,300	21,287,160
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	637	660,988
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	7,938	8,427,978

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMBB Commercial Mortgage Securities Trust, (cont’d.)
Series 2014-C24, Class A3	3.098%	11/15/47	19,500	$19,521,571
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	26,446,673

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A2	2.215	05/13/53	25,000	25,956,548
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472	07/15/47	14,302	14,297,232
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.965(c)	10/15/32	9,482	9,393,389
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.061(c)	07/05/33	19,358	19,382,320
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.115(c)	09/15/29	4,600	4,605,938

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128	07/12/50	4,705	4,743,332
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A2, 144A	2.776	03/10/50	10,297	10,380,190
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	3,628	3,675,023
Series 2013-C07, Class A3	2.655	02/15/46	5,849	5,943,156
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244	03/15/45	3,428	3,469,382
Series 2016-UB12, Class A2	2.932	12/15/49	13,200	13,361,000
Series 2018-H03, Class A2	3.997	07/15/51	2,250	2,387,213

One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950%	1.065(c)	01/15/26	11,900	11,959,554
UBS Commercial Mortgage Trust, Series 2018-C08, Class A2	3.713	02/15/51	2,400	2,499,167
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	8,436	8,657,896
Series 2012-C04, Class A3	2.533	12/10/45	14,509	14,515,413
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,640,396

Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class A2B	4.839(cc)	12/15/48	3,388	3,450,034

Total Commercial Mortgage-Backed Securities (cost $428,655,888)				428,643,361

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 60.9%
Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes, 3 Month LIBOR + 0.380%	0.583%(c)	05/11/21	10,675	$10,675,828
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/21	5,263	5,322,518
				15,998,346
Agriculture 0.1%
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	3,065,047
Airlines 0.7%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,904,871
Apparel 0.6%
VF Corp., Sr. Unsec’d. Notes	2.050	04/23/22	15,000	15,248,391
Auto Manufacturers 3.7%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.545(c)	11/05/21	3,410	3,414,853
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.530%	0.540(c)	04/01/24	8,500	8,517,763
Gtd. Notes, 144A	1.850	09/15/21	8,000	8,035,398
Gtd. Notes, 144A	3.400	08/13/21	7,000	7,061,080
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,622,152

Daimler Finance North America LLC (Germany), Sr. Unsec’d. Notes, 144A	0.750	03/01/24	31,500	31,421,560
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.310(c)	06/13/22	10,000	10,007,714
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.490(c)	10/07/21	11,000	11,011,774
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)	0.878(c)	01/11/22	550	552,321

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.900	05/13/22	10,000	10,247,875
				100,892,490

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 14.7%
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	0.672%(c)	11/21/22	20,434	$20,549,208
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.748(c)	04/11/22	12,200	12,324,134
Sr. Unsec’d. Notes	3.500	04/11/22	4,000	4,113,764

Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000	05/13/21	1,225	1,226,473
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.236(c)	10/30/23	1,927	1,951,845
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,850,156
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.810(c)	09/19/22	1,750	1,762,933
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,344,574
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650	02/27/24	17,750	17,755,196
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	0.918(c)	07/20/22	960	967,078

Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700	05/12/22	26,000	26,351,279
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes	0.000(cc)	03/17/23	21,000	21,186,617
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.910(c)	06/16/22	2,260	2,276,764

Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	0.782(c)	05/20/22	4,750	4,751,254
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.883(c)	03/10/22	5,000	5,026,664
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	0.870(c)	09/18/22	250	251,964

Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.310(c)	01/12/24	14,000	14,007,179
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.411(c)	02/02/24	7,500	7,468,848
Sr. Unsec’d. Notes, SOFR + 0.450%	0.469(c)	02/04/22	18,000	17,997,263
Sr. Unsec’d. Notes	2.100	11/12/21	9,000	9,082,828

Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,169,838

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.627%(ff)	11/17/23	20,000	$20,022,726
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,188,339
ING Groep NV (Netherlands), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.343(c)	03/29/22	4,000	4,035,600
KeyBank NA, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,699,457
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	0.987(c)	06/21/21	3,000	3,003,065
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,541,785
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.273	09/13/21	9,210	9,276,987
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	0.000(cc)	01/20/23	9,167	9,186,741
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.576(c)	10/24/23	11,551	11,735,771
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	3,500	3,545,185

National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	1.078(c)	01/10/22	400	402,246
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,747,970
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,087,992
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.501(c)	02/24/23	14,000	14,020,928
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.681(c)	07/27/22	350	351,846

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.854(c)	11/15/21	9,000	9,026,344
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	0.000(cc)	01/27/23	2,750	2,762,518
Truist Bank,
Sr. Unsec’d. Notes	0.000(cc)	03/09/23	2,750	2,772,959
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.782(c)	05/17/22	15,000	15,072,735
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.360%	0.378(c)	02/09/24	7,500	7,502,399
Sr. Unsec’d. Notes, 144A, MTN	0.450	02/09/24	5,000	4,972,885

US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.615(c)	05/23/22	6,300	6,323,265
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100	07/26/21	10,000	10,042,711

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Wells Fargo Bank NA, Sr. Unsec’d. Notes	2.082%(ff)	09/09/22	12,000	$12,072,827
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.914(c)	05/15/23	175	177,010
				402,988,150
Beverages 1.3%
Coca-Cola European Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	8,000	7,998,284
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	3,000,142

Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	10,000	10,019,202
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,539,222
				35,556,850
Biotechnology 0.4%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.713(c)	09/29/23	6,000	6,006,022
Sr. Unsec’d. Notes	0.750	09/29/23	6,000	6,007,673
				12,013,695
Chemicals 0.3%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	2,780	2,891,971
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,131,490
				8,023,461
Commercial Services 0.5%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,167,952
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800	05/01/21	5,000	5,000,000
				14,167,952

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 0.9%
Apple, Inc., Sr. Unsec’d. Notes	1.700%	09/11/22	5,000	$5,100,038
International Business Machines Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	0.594(c)	05/13/21	18,800	18,801,873
				23,901,911
Cosmetics/Personal Care 0.6%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,661,560
Unilever Capital Corp. (United Kingdom), Gtd. Notes	0.375	09/14/23	10,000	10,021,456
				16,683,016
Diversified Financial Services 2.2%
American Express Co., Sr. Unsec’d. Notes	3.700	11/05/21	24,000	24,350,749
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	0.884(c)	03/03/22	1,561	1,568,823
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.141(c)	06/01/21	19,000	18,998,041
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	6,000	6,298,312
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.502(c)	05/21/21	10,500	10,500,709
				61,716,634
Electric 4.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.480%	0.685(c)	11/01/23	12,000	12,017,944
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,145,274

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	9,250	9,396,090
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%	0.601(c)	06/25/21	9,000	9,004,728

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	05/15/21	3,500	$3,501,769
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,711,900
Duke Energy Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.698(c)	05/14/21	500	500,039
Duke Energy Florida LLC, Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.250%	0.440(c)	11/26/21	345	345,260
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	2,500	2,600,023
Gtd. Notes, 144A	4.250	09/14/23	5,000	5,406,277

Entergy Louisiana LLC, First Mortgage	0.620	11/17/23	10,750	10,762,259
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%	0.574(c)	06/30/21	369	369,185
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	17,500	17,924,124
PPL Electric Utilities Corp., First Mortgage	2.500	09/01/22	9,000	9,198,517
WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800	03/15/24	17,000	17,033,216
				130,916,605
Foods 2.1%
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	10,000	10,068,115
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625	07/01/22	21,900	21,969,176
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,967,324
Gtd. Notes, 144A	3.100	09/24/21	15,500	15,638,009
				57,642,624
Forest Products & Paper 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	14,126	15,023,987

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.565%(c)	03/09/23	12,000	$12,004,360
Healthcare-Products 0.2%
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,751,223
Household Products/Wares 0.7%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.751(c)	06/24/22	18,050	18,149,598
Insurance 6.8%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.707(c)	09/20/21	24,400	24,399,610
Ambac Assurance Corp., Sub. Notes, 144A	5.100	–(d)(rr)	11	14,537
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,536,081
Equitable Financial Life Global Funding, Sec’d. Notes, 144A, SOFR + 0.390%	0.400(c)	04/06/23	25,000	25,007,024
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.657(c)	06/11/21	16,800	16,807,134
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450	10/09/21	9,250	9,379,951
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	14,045,897
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.513(c)	08/06/21	5,500	5,503,850
Sec’d. Notes, 144A	2.900	01/17/24	2,000	2,125,520
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.628(c)	07/12/22	16,760	16,831,490

Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	12,017,203
Principal Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.450%	0.460(c)	04/12/24	2,750	2,752,118
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,720,617
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,778,990
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	14,906,708
				185,826,730

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700%	08/09/21	1,471	$1,476,764
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	15,045,476
				16,522,240
Machinery-Diversified 1.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.443(c)	09/10/21	10,600	10,607,766
Sr. Unsec’d. Notes, MTN	3.900	07/12/21	4,600	4,632,049

Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.644(c)	04/05/23	13,225	13,213,264
				28,453,079
Media 0.7%
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	2.950	06/30/23	3,500	3,657,745
TWDC Enterprises 18 Corp., Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.573(c)	03/04/22	3,750	3,761,300
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	0.441(c)	09/01/21	3,000	3,002,098
Gtd. Notes, 3 Month LIBOR + 0.390%	0.581(c)	09/01/22	8,000	8,031,083
				18,452,226
Oil & Gas 4.5%
BP Capital Markets America, Inc., Gtd. Notes	2.112	09/16/21	11,126	11,180,082
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.546(c)	03/06/22	1,362	1,366,078
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,523,225
Phillips 66,
Gtd. Notes	0.900	02/15/24	16,000	16,012,313
Gtd. Notes	3.700	04/06/23	7,200	7,626,686
Gtd. Notes	4.300	04/01/22	4,000	4,142,600

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.750	01/15/24	10,750	10,755,395
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,304,744

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Total Capital International SA (France), Gtd. Notes	2.218%	07/12/21	11,000	$11,023,284
Valero Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.334(c)	09/15/23	15,000	15,031,485
Sr. Unsec’d. Notes	2.700	04/15/23	12,000	12,476,850
				124,442,742
Pharmaceuticals 3.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	0.641(c)	11/19/21	5,000	5,007,250
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.832(c)	11/21/22	4,000	4,025,378
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,064,009

AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	26,500	26,569,177
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	7,500	7,514,113
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	20,019,609
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.574(c)	05/16/22	4,000	4,012,132

EMD Finance LLC (Germany), Gtd. Notes, 144A	2.950	03/19/22	1,500	1,527,466
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	13,500	13,543,277
				86,282,411
Pipelines 1.3%
Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	19,250	19,699,070
Gtd. Notes	3.900	02/15/24	4,376	4,732,981

Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	4,250	4,250,705
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500	08/01/22	7,000	7,189,736
				35,872,492

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.7%
Public Storage, Sr. Unsec’d. Notes	0.000%(cc)	04/23/24	20,000	$20,012,837
Retail 1.9%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	5,004,776
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	7,000	6,990,406

AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	15,610	15,974,178
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.501(c)	03/01/22	2,419	2,424,610
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,144,244

McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.614(c)	10/28/21	3,100	3,105,130
Starbucks Corp., Sr. Unsec’d. Notes	1.300	05/07/22	2,000	2,021,290
Walmart, Inc., Sr. Unsec’d. Notes	3.125	06/23/21	11,717	11,764,150
				53,428,784
Savings & Loans 0.9%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	24,924,659
Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.553(c)	05/11/22	10,000	10,025,987
Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	14,250	14,215,549
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,825,217
				16,040,766
Telecommunications 2.3%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583	03/01/24	15,250	15,225,211

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.787%(c)	03/22/22	10,400	$10,435,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.000(cc)	03/22/24	23,000	23,104,477
Sr. Unsec’d. Notes	0.750	03/22/24	12,000	12,052,027

Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	09/26/22	3,600	3,699,978
				64,516,818
Transportation 0.8%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,147,532
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.574(c)	05/16/22	11,800	11,834,794
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.652(c)	04/01/23	5,144	5,176,392
				23,158,718

Total Corporate Bonds (cost $1,663,035,838)				1,675,609,700

Total Long-Term Investments (cost $2,419,061,047)				2,439,172,882

Shares
Short-Term Investments 11.6%
Affiliated Mutual Fund 0.4%
PGIM Core Ultra Short Bond Fund (cost $11,773,385)(wb)	11,773,385	11,773,385

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 3.5%
Bank of Montreal, 3 Month LIBOR + 0.110%	0.294%(c)	12/13/21	10,000	10,005,471
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.190%	0.380(c)	11/26/21	25,000	24,981,796

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Natixis SA, 3 Month LIBOR + 0.130%	0.315%(c)	12/09/21	25,000	$25,013,486
Royal Bank of Canada, 3 Month LIBOR + 0.110%	0.300(c)	12/16/21	10,000	10,005,545
Skandinaviska Enskilda Banken AB, 3 Month LIBOR + 0.070%	0.254(c)	12/03/21	25,000	24,988,277

Total Certificates of Deposit (cost $95,000,000)				94,994,575
Commercial Paper 6.3%
AT&T, Inc., 144A	0.381(n)	11/16/21	25,000	24,962,083
Glencore Funding LLC, 144A	0.350(n)	06/25/21	10,000	9,994,913
HSBC Bank PLC, 144A, 3 Month LIBOR + 0.130%	0.312(c)	09/17/21	12,500	12,504,649
HSBC Bank USA NA, 144A	0.462(n)	12/10/21	15,000	14,967,053
Province of Alberta Canada, 144A	0.301(n)	12/09/21	8,000	7,991,625
Societe Generale SA, 144A, 3 Month LIBOR + 0.160%	0.344(c)	12/13/21	25,000	25,019,932
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.090%	0.274(c)	12/03/21	25,000	25,010,199
UBS AG, 144A, 3 Month LIBOR + 0.080%	0.268(c)	10/12/21	12,500	12,502,413
Volkswagen Group of America Finance LLC, 144A	0.523(n)	10/25/21	15,000	14,961,508
Walt Disney Co. (The), 144A	0.000(n)	03/31/22	5,500	5,486,305
Waste Management, Inc., 144A	0.351(n)	07/12/21	20,000	19,990,145

Total Commercial Paper (cost $173,316,562)				173,390,825
Corporate Bonds 1.4%
Biotechnology 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	0.332%(c)	09/17/21	3,500,000	3,500,755

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 0.9%
Southern California Edison Co., First Mortgage, Series D, 3 Month LIBOR + 0.270%	0.454%(c)	12/03/21	24,750,000	$24,755,768
Pharmaceuticals 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.532%(c)	05/21/21	11,000,000	11,001,313

Total Corporate Bonds (cost $39,250,000)				39,257,836

Total Short-Term Investments (cost $319,339,947)				319,416,621

TOTAL INVESTMENTS 100.3% (cost $2,738,400,994)				2,758,589,503
Liabilities in excess of other assets(z) (0.3)%				(9,259,709)

Net Assets 100.0%				$2,749,329,794

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AMBAC	American Municipal Bond Assurance Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2021
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at April 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	$(774,544)	$(2,425,161)	$(1,650,617)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(376,749)	63,923
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(824,662)	(2,838,348)
22,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(535,710)	(314,200)	221,510
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(840,198)	(704,568)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(159,357)	(159,357)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(503,792)	(515,426)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(1,052,689)	(765,850)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(1,884,779)	(1,768,364)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	41,299	41,299
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(334,485)	(316,882)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(1,532,676)	(945,945)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(374,604)	(374,604)
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(4,236,701)	(277,448)
19,250	02/04/24	0.133%(A)	1 Day USOIS(1)(A)	24,122	69,495	45,373
47,000	03/01/24	0.230%(A)	1 Day USOIS(1)(A)	58,857	56,311	(2,546)
12,000	03/15/24	0.276%(A)	1 Day USOIS(1)(A)	—	1,095	1,095
17,000	03/18/24	0.278%(A)	1 Day USOIS(1)(A)	—	1,651	1,651
3,000	04/26/24	0.305%(A)	1 Day USOIS(1)(A)	—	557	557
15,000	08/31/24	0.399%(A)	1 Day USOIS(1)(A)	—	(9,168)	(9,168)
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(3,130)	320,007	323,137
				$(4,748,228)	$(14,378,806)	$(9,630,578)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).